Share capital	12 Months Ended
Dec. 31, 2017
Share Capital
Share capital

24	Share capital

	2017	2017	2016	2016	2015	2015
Authorised, allotted and fully paid – classified as equity	Number	£	Number	£	Number	£

At 1 January
Ordinary shares of £0.00005 each	61,084,135	3,054	48,699,456	2,435	33,467,504	1,673
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001

Total		1,003,055		1,002,436		1,001,674

In accordance with the Articles of Association for the Company adopted on 13 November 2014, the share capital of the Company consists of an unlimited number of ordinary shares of nominal value 0.005 pence each. Ordinary and Deferred shares were recorded as equity.

Rights attaching to the shares following the incorporation of Midatech Pharma plc

Shares classified as equity

The holders of ordinary shares in the capital of the Company have the following rights:

(a)	to receive notice of, to attend and to vote at all general meetings of the Company, in which case shareholders shall have one vote for each share of which he is the holder.

(b)	to receive such dividend as is declared by the Board on each share held.

The holders of Deferred Shares in the capital of the Company:

(a)	shall not be entitled to receive notice of or to attend or speak at any general meeting of the Company or to vote on any resolution to be proposed at any general meeting of the Company;

(b)	shall not be entitled to receive any dividend or other distribution of out of the profits of the Company.

In the event of a distribution of assets, the Deferred shareholders shall receive the nominal amount paid up on such share after the holder of each ordinary share shall have received (in cash or specie) the amount paid up or credited as paid up on such ordinary share together with an additional payment of £100 per share. The Company has the authority to purchase the Deferred Shares and may require the holder of the Deferred Shares to sell them for a price not exceeding 1p for all the Deferred Shares.

		Ordinary Shares	Deferred Shares	Share Price	Total consideration
		Number	Number	£	£’000
2015
As at 1 January 2015		27,794,258	1,000,001		32,000

24 April 2015	Exercise of employee share options	16,500	-	0.00005	-
25 September 2015	Exercise of employee share options	10,000	-	0.00005	-
4 December 2015	Share issue on acquisition of DARA BioSciences, Inc.	5,422,028	-	2.63	14,240
23 December 2015	Deferred consideration re: acquisition of Q Chip Limited	224,718	-	2.67	600

As at 31 December 2015		33,467,504	1,000,001		46,840
2016
1 July 2016	Deferred consideration re: acquisition of Q Chip Limited	74,908	-	2.67	200
31 October 2016	Placing and Open Offer (costs shown in note 17)	15,157,044	-	1.10	16,673

As at 31 December 2016		48,699,456	1,000,001		63,713
2017
19 May 2017	Share issue to SIPP trustee (see note 28)	20,000	-	0.00005	1
16 October 2017	Placing and Open Offer (shown in note 17)	12,314,679	-	0.5	6,157
7 November 2017	Share issue to SIPP trustee (see note 28)	50,000	-	0.00005	3
As at 31 December 2017		61,084,135	1,000,001		69,874